Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Reporting unit	1	1
Impairment loss	¥ 1,819,926	$ 263,864	¥ 0	¥ 0